Summary of Significant Accounting Policies (Details) - Schedule of Company’s Revenues by Revenue Streams - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Company’s Revenues by Revenue Streams [Line Items]
Total revenue streams	$ 44,916,131	$ 32,296,593	$ 96,078,570
Digital Asset Mining [Member]
Schedule of Company’s Revenues by Revenue Streams [Line Items]
Total revenue streams	44,240,418	32,270,689	96,078,570
ETH Native Staking [Member]
Schedule of Company’s Revenues by Revenue Streams [Line Items]
Total revenue streams	531,702	5,722
ETH Liquid Staking [Member]
Schedule of Company’s Revenues by Revenue Streams [Line Items]
Total revenue streams	$ 144,011	$ 20,182